PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2012	2013
Prepaid license fees and usage fee	4,476	2,341
Prepaid income tax	3,390	3,278
Proceeds receivable from the employees’ exercise and sales of equity awards	1,515	11,129
Advance to supplier	500	501
Deposit for share repurchase program	483	—
Prepayment to customs	365	—
Rental deposits	198	242
Interest receivable	81	—
Others	294	381
	11,302	17,872